COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Lease Agreements	Future minimum payments under operating lease agreements are as follows:

(In thousands)
2016	$9,788
2017	10,583
2018	8,917
2019	5,359
2020	4,589
Thereafter	19,621
Total	$58,857